Fees Summary	Sep. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The filing fee with respect to the securities to which the prospectus relates was previously paid in connection with the Registration Statement on Form S-3 filed by Waystar Holding Corp. on July 14, 2025.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 709,200,000.00
Final Prospectus	true